Consolidated Balance Sheets (Parenthetical) - USD ($)	May 31, 2025	Feb. 28, 2025	Feb. 29, 2024
Accumulated depreciation, revenue earning devices	$ 2,744,231	$ 2,292,172	$ 952,844
Accumulated depreciation, fixed assets	521,203	491,186	349,878
Discount of loans payable	$ 313,074	$ 360,163	$ 4,118,332
Preferred stock, shares authorized	15,534,000	15,534,000	15,534,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	20,000,000,000	20,000,000,000	20,000,000,000
Common stock, shares issued	16,997,453,768	14,412,453,768	9,238,750,958
Common stock, shares outstanding	16,997,453,768	14,412,453,768	9,238,750,958
Discount of current portion of loans payable		$ 0	$ 688,598
Series B Redeemable Preferred Stock [Member]
Temporary equity, par value	$ 0.001	$ 0.001	$ 0.001
Cumulative dividend payable, percentage	8.00%	8.00%	8.00%
Cumulative dividend payable, stated value	$ 1,200	$ 1,200	$ 1,200
Temporary equity, shares authorized	5,000	5,000	5,000
Temporary equity, shares issued	0	0	0
Temporary equity, shares outstanding	0	0	0
Series C Redeemable Preferred Stock [Member]
Temporary equity, par value	$ 0.001	$ 0.001	$ 0.001
Cumulative dividend payable, percentage	12.00%	12.00%	12.00%
Cumulative dividend payable, stated value	$ 1,200	$ 1,200	$ 1,200
Temporary equity, shares authorized	1,000	1,000	1,000
Temporary equity, shares issued	315	306	0
Temporary equity, shares outstanding	315	306	0
Redeemable preferred stock, percentage	109.50%	109.50%	109.50%
Series G Preferred Stock [Member]
Preferred stock, shares authorized	100,000	100,000	100,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series E Preferred Stock [Member]
Preferred stock, shares authorized	4,350,000	4,350,000	4,350,000
Preferred stock, shares issued	3,350,000	3,350,000	3,350,000
Preferred stock, shares outstanding	3,350,000	3,350,000	3,350,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series F Preferred Stock [Member]
Preferred stock, shares authorized	10,000	10,000	10,000
Preferred stock, shares issued	2,513	2,513	2,533
Preferred stock, shares outstanding	2,513	2,513	2,533
Preferred stock, par value	$ 1.00	$ 1.00	$ 1.00